CASH AND BANK BALANCES (Details Narrative) - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cash	¥ 3,936,000	¥ 27,880,000
Restricted cash and cash equivalents	2,069,000	0
[custom:CashCollateralForBankBorrowings-0]	0	0
[custom:CashCollateralForDerivativeFinancialLiability-0]	0	¥ 0
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Cash	¥ 306,000